Other Receivables/Payables (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Value added tax rate		25.00%
Value added tax rate	22.00%	22.00%
DENMARK
Accounts, Notes, Loans and Financing Receivable [Line Items]
Value added tax rate	25.00%